Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment.
Schedule of property plant and equipment

			Assets in	Total Property,
	Land and	Plant and	course of	plant and
	buildings	equipment	construction	equipment
	$m	$m	$m	$m
Cost
At 1 January 2024	6,469	8,704	2,045	17,218
Additions through business combinations (Note 27)	1	15	2	18
Capital expenditure	27	63	1,905	1,995
Transfer of assets into use	312	729	(1,041)	–
Disposals and other movements	(44)	(271)	(40)	(355)
Exchange adjustments	(185)	(386)	(82)	(653)
At 31 December 2024	6,580	8,854	2,789	18,223
Additions through business combinations (Note 27)	3	2	–	5
Capital expenditure	25	91	2,811	2,927
Transfer of assets into use	278	779	(1,057)	–
Disposals and other movements	(35)	(172)	1	(206)
Exchange adjustments	389	766	196	1,351
At 31 December 2025	7,240	10,320	4,740	22,300
Depreciation and impairment
At 1 January 2024	2,765	5,051	–	7,816
Depreciation charge for the year	231	568	–	799
Impairment charge	–	(7)	49	42
Disposals and other movements	(39)	(252)	(49)	(340)
Exchange adjustments	(101)	(245)	–	(346)
At 31 December 2024	2,856	5,115	–	7,971
Depreciation charge for the year	249	630	–	879
Impairment charge	4	8	1	13
Disposals and other movements	(32)	(148)	(1)	(181)
Exchange adjustments	188	468	–	656
At 31 December 2025	3,265	6,073	–	9,338
Net book value
At 31 December 2024	3,724	3,739	2,789	10,252
At 31 December 2025	3,975	4,247	4,740	12,962

Schedule of net book value of land and buildings

	2025	2024
	$m	$m
The net book value of land and buildings comprised:
Freeholds	3,564	3,329
Leaseholds	411	395